Accounts Receivable, Net	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Accounts receivable, net

Note 4 – Accounts receivable, net

Accounts receivable, net consists of the following for the years indicated:

	June 30, 2015	June 30, 2014
Accounts receivable	$9,329,495	$5,181,394
Less: allowance for doubtful accounts	-	-
Total accounts receivable, net	$9,329,495	$5,181,394

Movement of allowance for doubtful accounts is as follows for the years indicated:

	June 30, 2015	June 30, 2014
Beginning balance	$-	$126,196
Charge to expense (benefit)	-	(126,742)
Exchange rate effect	-	546
Ending balance	$-	$-